Commitment and contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
Purchase obligations

Obligations:	Total	2015	2016	2017

Drillship building contracts	1,928,900	566,300	498,200	864,400
Total obligations	$1,928,900	$566,300	$498,200	$864,400